UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number:  811-08659

The Henssler Funds Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street, N.E.

24 Floor

Atlanta, GA 30308

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2011 – July 31, 2011

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.18%

Communications - 5.66%
Media - 2.21%
The Walt Disney Co.	100,825	$3,893,862

Telecommunications - 3.45%
QUALCOMM, Inc.	67,150	3,678,477
Vodafone Group PLC - ADR	85,000	2,388,500

		6,066,977

Total Communications		9,960,839

Consumer, Cyclical - 8.73%
Apparel - 1.72%
VF Corp.	25,900	3,025,120

Retail - 7.01%

Hypermarkets and Super Centers-1.56%
Costco Wholesale Corp.	35,000	2,738,750

Restaurants-2.78%
Darden Restaurants, Inc.	53,000	2,692,400
McDonald’s Corp.	25,500	2,205,240

		4,897,640

Specialty Stores-2.67%
Tiffany & Co.	59,000	4,695,810

Total Retail		12,332,200

Total Consumer, Cyclical		15,357,320

Consumer, Non-Cyclical - 26.55%
Agriculture - 3.38%
Archer-Daniels-Midland Co.	116,550	3,540,789
British American Tobacco PLC - ADR	26,000	2,412,540

		5,953,329

Beverages - 1.71%
PepsiCo, Inc.	46,975	3,008,279

Biotechnology - 1.91%
Celgene Corp.(1)	56,600	3,356,380

Commercial Services - 1.94%
MasterCard, Inc. - Class A	11,250	3,411,562

Cosmetics/Personal Care - 1.65%
The Procter & Gamble Co.	47,300	2,908,477

Food - 2.04%
HJ Heinz Co.	68,000	3,579,520

Healthcare Products - 3.05%
Stryker Corp.	43,800	2,380,092

Varian Medical Systems, Inc.(1)	47,700	2,993,652

		5,373,744

Healthcare Services - 1.91%
UnitedHealth Group, Inc.	67,600	3,354,988

Household Products/Wares - 4.52%
Church & Dwight Co., Inc.	108,800	4,388,992
Kimberly-Clark Corp.	54,500	3,562,120

		7,951,112

Pharmaceuticals - 4.44%
Novartis AG - ADR	42,145	2,579,274
Teva Pharmaceutical Industries, Ltd. - ADR	112,075	5,227,178

		7,806,452

Total Consumer, Non-Cyclical		46,703,843

Energy - 12.06%
Oil & Gas - 12.06%
Apache Corp.	51,300	6,346,836
Chevron Corp.	35,700	3,713,514
Diamond Offshore Drilling, Inc.	38,540	2,614,168
Murphy Oil Corp.	67,450	4,331,639
Exxon Mobil Corp.	52,814	4,214,029

		21,220,186

Total Energy		21,220,186

Financial - 10.22%
Banks - 1.36%
Cullen/Frost Bankers, Inc.	44,500	2,397,660

Diversified Financial Services - 4.46%
IntercontinentalExchange, Inc.(1)	25,750	3,174,975
T Rowe Price Group, Inc.	82,100	4,663,280

		7,838,255

Insurance - 3.39%
Aflac, Inc.	73,900	3,403,834
The Travelers Cos., Inc.	46,475	2,562,167

		5,966,001

REITS - 1.01%
Washington Real Estate Investment Trust	55,500	1,777,110

Total Financial
		17,979,026

Industrial - 13.72%
Aerospace/Defense - 2.23%
The Boeing Co.	28,850	2,033,060
Northrop Grumman Corp.	31,300	1,893,963

		3,927,023

Electrical Components & Equipment - 2.59%
Emerson Electric Co.	93,000	4,565,370

Engineering & Construction - 0.96%
Fluor Corp.	26,500	1,683,545

Miscellaneous Manufacturers - 6.53%
General Electric Co.	298,235	5,341,389
Illinois Tool Works, Inc.	77,100	3,839,580
3M Co.	26,500	2,309,210

		11,490,179

Transportation - 1.41%
CH Robinson Worldwide, Inc.	34,230	2,475,171

Total Industrial		24,141,288

Technology - 16.24%
Computers - 8.62%
Apple, Inc.(1)	18,750	7,321,500
Accenture PLC - Class A	44,300	2,619,902
International Business Machines Corp.	28,785	5,234,552

		15,175,954

Semiconductors - 1.40%
Intel Corp.	110,500	2,467,465

Software - 6.22%
ANSYS, Inc.(1)	72,200	3,653,320
Microsoft Corp.	112,965	3,095,241
Oracle Corp.	136,950	4,187,931

		10,936,492

Total Technology		28,579,911

TOTAL COMMON STOCKS
(COST $122,556,417)		163,942,413

EXCHANGE TRADED FUNDS - 6.22%
Exchange Traded Funds - 6.22%
iShares Dow Jones U.S. Regional Banks Index Fund	38,500	861,630
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	28,000	1,867,880
Materials Select Sector SPDR Fund	216,480	8,224,075

		10,953,585

TOTAL EXCHANGE TRADED FUNDS
(COST $9,680,803)		10,953,585

SHORT TERM INVESTMENTS - 0.86%
Fifth Third Institutional Money Market Fund, 7-day Yield 0.01%	1,505,502	1,505,502

TOTAL SHORT TERM INVESTMENTS
(COST $1,505,502)		1,505,502

TOTAL INVESTMENTS (100.26%)		176,401,500

(COST $133,742,722)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.26%)		(459,900)

TOTAL NET ASSETS (100.00%)		$175,941,600

(1)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German acronym on company names meaning Public Company.

Ltd. - Limited.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts

SPDR - Standard & Poor’s 500 Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Notes to Quarterly Statement of Investments

July 31, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

The following is a summary of significant accounting policies consistently followed by The Fund.

a) Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

b) Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

c) Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e) Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f) Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

g) Fair Value Measurements and Disclosures — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Quoted prices in active markets for identical investments
Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including The Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value The Fund’s investments as of July 31, 2011.

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$163,942,413	$–	$–	$163,942,413
Exchange Traded Funds	10,953,585	–	–	10,953,585
Short Term Investments	1,505,502	–	–	1,505,502
TOTAL	$176,401,500	$–	$–	$176,401,500

* See Schedule of Investments for industry classifications.

There were no transfers into or out of Levels 1 and 2 during the three months ended July 31, 2011.

For the three months ended July 31, 2011, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold derivative instruments at any time during the period.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2011 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$45,060,415
Gross unrealized (depreciation) for all investments in which there was an excess of tax cost over value	(2,580,986)
Net unrealized appreciation	$42,479,429
Tax Cost	$133,922,071

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	September 27, 2011

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	September 27, 2011